Equity (Tables)	9 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of RSU activity

	Total RSUs Issued	Total Fair Market Value of RSUs Issued as Compensation (1)
RSUs granted, but not vested, at June 30, 2023	38,793
RSUs granted	62,600	$50,302
RSUs forfeited	–
RSUs vested	(82,493)
RSUs granted, but not vested, at March 31, 2024	18,900

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(1)	The total fair value was based on the current stock price on the grant date.